Retirement Benefit Plans - Amounts Recognized in Consolidated Statements of Profit or Loss and Other Comprehensive Income of Defined Benefit Plans (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of defined benefit plans [abstract]
Current service cost	$ 153.0		$ 139.1	$ 134.3
Net interest expense	122.7		142.3	74.3
Components of defined benefit costs recognized in profit or loss	275.7		281.4	208.6
Remeasurement on the net defined benefit liability:
Return on plan assets (excluding amounts included in net interest expense)	(774.6)		(16.2)	(429.9)
Actuarial loss arising from experience adjustments	911.7		68.3	1,413.8
Actuarial (gain) loss arising from changes in financial assumptions	(281.5)		571.3	(160.8)
Components of defined benefit costs recognized in other comprehensive income	(144.4)	$ (4.4)	623.4	823.1
Total	$ 131.3		$ 904.8	$ 1,031.7